EARNINGS PER SHARE - Earnings Attributable to Equity Holders of Parent used to Calculate Basic and Diluted Earnings per share (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [abstract]
Earnings attributable to equity holders of the parent used to calculate basic and diluted earnings per share	€ (33)	€ 16	€ (64)	€ 39